- Estimated fair value (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	$ 90,793	$ 66,484
Restricted cash	1,254	1,420
Liabilities:
Floating rate debt	1,613,389	1,525,028
Fixed rate debt	146,388	212,696
Fair Value, Inputs, Level 1
Assets:
Cash and cash equivalents	90,793	66,484
Restricted cash	1,254	1,420
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	1,613,389	1,525,028
Fixed rate debt	6,703	7,631
Fair Value, Inputs, Level 3
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	$ 139,685	$ 205,065